Loans - Loan portfolio (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 773,254	$ 739,647
Securitised loans	3,949	4,747
Assets pledged for the covered bond programs	43,029	38,455
Trail commissions payable to mortgage brokers	1,259
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	777,687	743,853
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(4,433)	(4,206)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	678,272	650,850
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	485,474	467,382
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	11,289	12,832
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	181,509	170,636
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	93,326	86,124
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	61,235	56,211
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	1,083	1,058
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	31,008	28,855
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	6,089	6,879
Parent Entity
Loan portfolio, disaggregated by location of booking office and product type
Loans	678,021	651,717
Securitised loans	4,734	5,750
Assets pledged for the covered bond programs	36,300	31,931
Trail commissions payable to mortgage brokers	956
Parent Entity | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	681,834	655,413
Parent Entity | Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(3,813)	(3,696)
Parent Entity | Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	675,995	648,680
Parent Entity | Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	485,466	467,379
Parent Entity | Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	11,288	12,821
Parent Entity | Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	179,241	168,480
Parent Entity | New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	369	489
Parent Entity | New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	369	489
Parent Entity | Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 5,470	$ 6,244